Debt (Tables)	12 Months Ended
Nov. 30, 2021
Debt Disclosure [Abstract]
Schedule of Debt

			November 30,
(in millions)	Maturity	Rate (a) (c)	2021	2020
Secured Debt
Notes
Notes	Apr 2023	11.5%	$—	$4,000
Notes	Feb 2026	10.5%	775	775
EUR Notes	Feb 2026	10.1%	481	508
Notes	Jun 2027	7.9%	192	192
Notes	Aug 2027	9.9%	900	900
Notes	Aug 2028	4.0%	2,406	—
Loans
EUR fixed rate	Jul 2024 - May 2025	5.5 - 6.2%	98	136
EUR floating rate	Jun 2025 - Oct 2026	EURIBOR + 2.7 - 3.8%	951	1,026
Floating rate	Jun 2025 - Oct 2028	LIBOR + 3.0 - 3.3%	4,137	1,855
Total Secured Debt			9,939	9,393
Unsecured Debt
Revolver
Facility	(b)	LIBOR + 0.7%	2,790	3,083
Notes
EUR Notes	Feb 2021	1.6%	—	429
EUR Notes	Nov 2022	1.9%	622	658
Convertible Notes	Apr 2023	5.8%	522	537
Notes	Oct 2023	7.2%	125	125
Notes	Mar 2026	7.6%	1,450	1,450
EUR Notes	Mar 2026	7.6%	566	598
Notes	Mar 2027	5.8%	3,500	—
Notes	Jan 2028	6.7%	200	200
Notes	May 2029	6.0%	2,000	—
EUR Notes	Oct 2029	1.0%	679	718
Loans
EUR fixed rate	Mar 2021 - Sep 2021	0.3 - 3.9%	—	32
Floating rate	Feb 2023 - Sep 2024	LIBOR + 3.8 - 4.5%	590	300
GBP floating rate	Feb 2025	GBP LIBOR + 0.9%	467	881
EUR floating rate	Dec 2021 - Mar 2026	EURIBOR + 0.3 - 4.8%	1,375	1,860
Export Credit Facilities
Floating rate	Feb 2022 - Dec 2031	LIBOR + 0.5 - 1.5%	1,363	1,138
EUR floating rate	Feb 2022 - Dec 2032	EURIBOR + 0.2 - 1.6%	2,742	1,891
Fixed rate	Aug 2027 - Dec 2032	2.4 - 3.4%	3,488	3,131
EUR fixed rate	Feb 2031 - Jul 2033	1.1 - 1.6%	1,551	1,159
Total Unsecured Debt			24,031	18,188
Total Debt			33,970	27,581
Less: unamortized debt issuance costs and discounts			(744)	(624)
Total Debt, net of unamortized debt issuance costs and discounts			33,226	26,957
Less: short-term borrowings			(2,790)	(3,084)

Less: current portion of long-term debt	(1,927)	(1,742)
Long-Term Debt	$28,509	$22,130
The net carrying value of the liability component of the Convertible Notes was as follows:

	November 30,
(in millions)	2021	2020
Principal	$522	$537
Less: Unamortized debt discount	(45)	(76)
	$478	$461

The interest expense recognized related to the Convertible Notes was as follows:

	November 30,
(in millions)	2021	2020
Contractual interest expense	$31	$58
Amortization of debt discount	29	50
	$60	$109

Schedule of Annual Maturities of Debt
The scheduled maturities of our debt are as follows:

	November 30, 2021
(in millions)	Rate (a) (c)	2022	2023	2024	2025	2026	Thereafter
Secured Debt
Notes
Notes	10.5%	$—	$—	$—	$—	$775	$—
EUR Notes	10.1%	—	—	—	—	481	—
Notes	7.9%	—	—	—	—	—	192
Notes	9.9%	—	—	—	—	—	900
Notes	4.0%	—	—	—	—	—	2,406
Loans
EUR fixed rate	5.5 - 6.2%	30	30	30	8	—	—
EUR floating rate	EURIBOR + 2.7 - 3.8%	20	20	20	878	11	—
Floating rate	LIBOR + 3.0 - 3.3%	36	42	42	1,804	23	2,191
Total Secured Debt		86	92	92	2,690	1,290	5,688
Unsecured Debt
Revolver
Facility	LIBOR + 0.7%	—	—	2,790	—	—	—
Notes
EUR Notes	1.9%	622	—	—	—	—	—
Convertible Notes	5.8%	—	522	—	—	—	—
Notes	7.2%	—	125	—	—	—	—
Notes	7.6%	—	—	—	—	1,450	—
EUR Notes	7.6%	—	—	—	—	566	—
Notes	5.8%	—	—	—	—	—	3,500
Notes	6.7%	—	—	—	—	—	200
Notes	6.0%	—	—	—	—	—	2,000
EUR Notes	1.0%	—	—	—	—	—	679
Loans
Floating rate	LIBOR + 3.8 - 4.5%	—	290	300	—	—	—
GBP floating rate	GBP LIBOR + 0.9%	—	—	93	374	—	—
EUR floating rate	EURIBOR + 0.3 - 4.8%	413	490	189	189	94	—
Export Credit Facilities
Floating rate	LIBOR + 0.5 - 1.5%	202	246	246	186	163	406
EUR floating rate	EURIBOR + 0.2 - 1.6%	269	468	441	364	317	952
Fixed rate	2.4 - 3.4%	260	387	387	387	387	1,596
EUR fixed rate	1.1 - 1.6%	74	144	144	144	144	832
Total Unsecured Debt		1,840	2,673	4,590	1,642	3,120	10,165
Total Debt		$1,927	$2,765	$4,682	$4,332	$4,411	$15,854

(a)Substantially all of our variable debt has a 0.0% to 0.75% floor.
(b)Amounts outstanding under our $1.7 billion, €1.0 billion and £0.2 billion multi-currency revolving credit facility (the “Revolving Facility”) were drawn in 2020 for an initial six-month term. We may continue to re-borrow or otherwise utilize available amounts under the Revolving Facility through August 2024, subject to satisfaction of the conditions in the facility. We had $0.2 billion available for borrowing under our Revolving Facility as of November 30, 2021. The Revolving Facility also includes an emissions linked margin adjustment whereby, after the initial applicable margin is set per the margin pricing grid, the margin may be adjusted based on performance in achieving certain agreed annual carbon emissions goals. We are required to pay a commitment fee on any unutilized portion.
(c)The above debt tables do not include the impact of our foreign currency and interest rate swaps. The interest rates on some of our debt, and in the case of our Revolving Facility, fluctuate based on the applicable rating of senior unsecured long-term securities of Carnival Corporation or Carnival plc.